UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	August 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 86.58%

Air Transportation, Nonscheduled - 1.90%
2,000	Spirit Airlines, Inc. *	$ 62,340

Computer Peripheral Equipment, NEC - 3.27%
1,000	Stratasys, Inc. *	107,270

Crude Petroleum & Natural Gas - 6.93%
1,000	EPL Oil & Gas, Inc. *	33,840
10,000	Synergy Resources Corp. *	93,600
15,000	Triangle Petroleum Corp. *	99,750
		227,190
Cut Stone & Stone Products - 0.64%
500	CaesarStone Sdot-Yam, Ltd. *	20,880

Electronic Components, NEC - 0.59%
1,000	Uni-Pixel, Inc. *	19,410

Electronic Connectors - 1.46%
2,000	Methode Electronics, Inc.	47,780

Fire, Marine & Casualty Insurance -2.93%
1,200	Atlas Financial Holdings, Inc. *	12,348
2,400	HCI Group, Inc.	83,688
		96,036
Footwear - 0.94%
1,000	Skechers USA, Inc. Class-A *.	30,730

Hotels & Motels - 1.17%
2,000	China Lodging Group, Inc. *	38,300

Life Insurance - 0.72%
2,000	Genworth Financial, Inc. Class-A *	23,600

Miscellaneous Food Preparation - 2.63%
1,000	Green Mountain Coffee Roasters, Inc. *	86,310

Mortgage Bankers & Loan Correspondents - 4.42%
2,000	Nationstar Mortgage Holdings, Inc. *	99,400
900	Ocwen Financial Corp. *	45,396
		144,796
Motorcycles, Bicycles & Parts - 0.55%
1,000	Fox Factory Holding Corp. *	18,160

Oil & Gas - 4.57%
15,000	Kodiak Oil & Gas Corp.	149,850

Optical Instruments & Lenses - 0.29%
900	Peceptron, Inc.	9,504

Pens, Pencils & Other Artists' Materials - 0.33%
500	Cross A T Co. *	10,660

Pharmaceutical Preparations - 6.72%
2,000	Jazz Pharmaceuticals, Inc. *	175,380
2,000	Santarus, Inc. *	45,040
		220,420
Radio & TV Broadcasting & Communications - 3.11%
6,500	Arris Group, Inc. *	101,855

Retail-Auto Dealers & Gasoline - 3.45%
1,000	Carmax, Inc. *	47,560
1,000	Lithia Motors, Inc.	65,620
		113,180
Retail-Lumber & Other Building Materials Dealers - 1.52%
500	Lumber Liquidators Holdings, Inc. *	49,710

Savings Institutions, Not Federally Chartered - 1.17%
1,400	First Internet Bancorp	38,528

Semiconductors & Related Devices - 4.07%
2,600	Alliance Fiber Optic Products, Inc.	96,278
4,000	Himax Technologies, Inc.	24,280
700	Tessera Technologies, Inc.	12,838
		133,396
Services-Auto Rental & Leasing (No Drivers) - 0.73%
1,000	Hertz Global Holdings, Inc. *	24,030

Services-Business Services - 5.34%
8,500	Powersecure International, Inc. *	130,475
1,500	Qiwi Plc	44,700
		175,175
Services-Commercial & Physical & Biological Research - 1.34%
4,000	Albany Molecular Research, Inc. *	44,040

Services-Computer Processing & Data Preparation - 0.64%
500	Soufun Holdings, Ltd.	20,885

Services-Computer Programming - 2.48%
2,100	Synaptics, Inc. *	81,186

Services-Equipment Rental & Leasing, NEC - 4.96%
1,000	Air Lease Corp.	25,800
2,500	United Rentals, Inc. *	136,925
		162,725
Services-Prepackaged Software - 10.95%
400	Egain Corp. *	5,400
21,945	Netsol Technologies, Inc. *	215,500
1,500	NQ Mobile, Inc. *	25,410
4,000	Web.com Group, Inc. *	112,880
		359,190
Telephone & Telegraph Apparatus - 2.42%
6,295	Clearfield, Inc. *	79,317

Transportation Services - 2.10%
3,000	XPO Logistics, Inc. *	68,880

Wholesale-Apparel, Pieces Goods & Notions - 2.26%
1,000	Michael Kors Holdings, Ltd. *	74,090

TOTAL FOR COMMON STOCKS (Cost $2,693,231) - 86.58%		$ 2,839,423

REAL ESTATE INVESTMENT TRUSTS - 5.17%
6,500	New Residential Investment Corp.	41,275
3,500	Walter Investment Management Corp. *	128,415
		169,690

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $187,927) - 5.17%		$ 169,690

SHORT TERM INVESTMENTS - 9.00%
295,168	Huntington Money Market Fund IV 0.01% ** (Cost $295,168)	295,168

TOTAL INVESTMENTS (Cost $3,176,326) - 100.76%		$ 3,304,281

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.76%)		(24,924)

NET ASSETS - 100.00%		$ 3,279,357

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2013

NOTES TO FINANCIAL STATEMENTS
Meyers Capital Aggressive Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,176,326 amounted to $127,954, which consisted of aggregate gross unrealized appreciation of $218,616 and aggregate gross unrealized depreciation of $90,662.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,839,423	$0	$0	$2,839,423
Real Estate Investment Trusts	$169,690	$0	$0	$169,690
Cash Equivalents	$295,168	$0	$0	$295,168
Total	$3,304,281	$0	$0	$3,304,281

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: October 29, 2013